OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER LIABILITIES
Partners and commercial managements	$ 500	$ 1,200
Accrued operating expenses	14,100	9,100
Accrued interest	4,000	4,600
Wages and social expenses	14,300	16,100
Derivative financial instruments	12,300	3,400
Payables to joint ventures	100	100
Other	2,000	2,000
Balance as of 31 December	$ 47,316	$ 36,503